Unaudited Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (2,534,965)	$ (5,233,377)	$ (5,168,027)	$ (2,208,799)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	43,312	24,998	560,327	31,702
Amortization of intangible assets	948,627	386,250
Amortization of deferred financing costs and note discount	160,407	115,607	140,181	904,708
Employee stock-based compensation	49,724	170,639	200,024	183,082
Non-employee stock-based compensation	341,250	237,848	283,184	428,227
Non cash interest expense (income)	(23,715)	97,380	80,165
Loss on debt extinguishment		2,268,859	2,268,859
Loss on disposal of property and equipment			4,391
ESOP compensation expense	98,483	93,571	124,761	118,538
Allowance for doubtful accounts	13,507	20,000
Other income related to collection of note receivable in excess of carrying value		(358,000)	(405,136)
Deferred taxes, net	28,226		73,000	330,000
Changes in operating assets and liabilities, net of assets and liabilities acquired:
Accounts receivable	3,899,254	2,980,847	(1,220,788)	(2,076,225)
Due from related party	(357,326)
Inventory, net	(184,297)	298,677	192,708	349,479
Deferred costs	(583,465)	864,332	(291,398)	(675,778)
Prepaid expenses and other current assets	178,585	113,357	79,593	(346,996)
Other assets, net	(11,188)	(41,485)	(32,848)	(13,445)
Accounts payable	(572,329)	(480,370)	(38,838)	2,562,655
Accrued expenses and other current liabilities	178,360	(826,274)	(258,027)	(2,143,350)
Due to related parties	(790,787)	(952,706)	(734,849)	64,766
Unearned revenue	(185,960)	(1,185,976)	1,700,530	(46,367)
Net cash provided by (used in) operating activities	695,703	(1,405,823)	(2,442,188)	(2,537,803)
Cash flows from investing activities
Cash paid for Apex	(4,801,000)
Cash paid for CMAC		(2,205,000)
Cash paid for Illume Mobile	(250,000)
Capital expenditures			(48,582)	(42,403)
Collection of note receivable received in reverse recapitalization		458,000	554,869
Purchases of property and equipment	(49,690)	(19,987)
Acquisition of business, net of cash acquired			(2,205,000)	185,865
Net cash used in investing activities	(5,100,690)	(1,766,987)	(1,698,713)	143,462
Cash flows from financing activities
(Repayments) borrowings from lines of credit, net	718,071	(1,980,572)	(340,080)	1,788,895
Proceeds from issuance of term debt	4,032,890	4,000,000		3,000,000
Proceeds from sale of senior subordinated notes			4,000,000
Cash received in reverse recapitalization, net of expenses	1,500,000	1,981,350	1,985,349
Repayment of debt	(961,870)	(750,000)	(1,000,000)	(2,835,000)
Proceeds from exercise of employee stock options				623,532
Issuance of convertible preferred stock				380,000
Purchase of treasury stock			(250,000)
Cash dividends paid on Series C Preferred			(90,582)
Paid financing costs	(296,060)	(108,639)	(108,639)	(159,176)
Dividends paid	(482,094)	(90,582)
Holding share liability			(4,502)	(229,481)
Net cash provided by financing activities	4,510,937	3,051,557	4,191,546	2,568,770
Effect on cash of foreign currency translation	(79,340)
Net increase (decrease) in cash	26,610	(121,253)	50,645	174,429
Cash at beginning of period	365,814	315,169	315,169	140,740
Cash at end of period	392,424	193,916	365,814	315,169
Supplemental disclosures of cash flow information:
Interest paid	858,224	1,221,000	1,438,466	1,600,767
Income taxes paid	56,086	50,000	62,461	12,119
Supplemental disclosure of non-cash financing activities:
Accrued and imputed dividends on preferred stock	261,320	268,098
Preferred and common shares issued in exchange for debt and related accrued interest		4,117,333	4,117,333
Preferred and common shares issued in exchange for accounts payable and related accrued interest		411,733	411,733
Common shares issued as finders' fee in reverse recapitalization		353,931	353,931
Cumulative and imputed dividends on preferred stock			304,826	79,570
Conversion of subordinated debt to common stock				125,000
Common shares issued to acquire CMAC				945,000
Note discount on long term debt				60,000
Accrual of consideration payable related to the CMAC acquisition				$ 2,205,000